INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
INTANGIBLE ASSETS
Schedule of Future amortization expense
Fiscal year ending June 30:
Remaining 2022	$2,949,000
2023	8,837,000
2024	8,549,000
2025	8,527,000
2026	8,427,000
2027	7,742,000
2028	6,050,000
2029	6,050,000
2030 and thereafter	15,733,000
$72,864,000

Future amortization expense is as follow for the years ending June 30,
2022	$687,000
2023	687,000
2024	399,000
2025	377,000
2026	277,000
2027	176,000
$2,603,000

Schedule of intangible assets
	March 31, 2022	June 30, 2021
Customer relationship	$61,860,000	$4,960,000
Non-core customer relationships	760,000	760,000
Non-compete agreements	1,430,000	1,430,000
Technology	11,020,000	520,000
Tradename	4,070,000	470,000
Workforce acquired	2,125,000	2,125,000
	81,265,000	10,265,000
Less: accumulated amortization	(8,401,000)	(7,662,000)

Net book value	$72,864,000	$2,603,000

	2021	2020
Customer relationship	$4,960,000	$8,510,000
Non-core customer relationships	760,000	760,000
Non-compete agreements	1,430,000	2,200,000
Technology	520,000	-
Tradename	470,000	410,000
Workforce acquired	2,125,000	2,790,000
	10,265,000	14,670,000
Less: accumulated impairment expense	-	(1,867,000)
Less: accumulated amortization	(7,662,000)	(8,612,000)

Net book value	$2,603,000	$4,191,000